John Hancock Tower, 27th Floor 200 Clarendon Street Boston, Massachusetts 02116 Tel: +1.617.948.6000 Fax: +1.617.948.6001 www.lw.com

FIRM / AFFILIATE OFFICES
Abu Dhabi Barcelona Beijing Boston Brussels Chicago Doha Dubai Düsseldorf Frankfurt Hamburg Hong Kong Houston London Los Angeles Madrid	Milan Moscow Munich New Jersey New York Orange County Paris Riyadh Rome San Diego San Francisco Shanghai Silicon Valley Singapore Tokyo Washington, D.C.

May 13, 2015

VIA EDGAR AND HAND DELIVERY

Mr. Jeffrey P. Riedler

Assistant Director

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mail Stop 3720

Washington, D.C. 20549

Re: Seres Health, Inc. Registration Statement on Form S-1 (CIK No. 0001609809)

Dear Mr. Riedler:

On behalf of Seres Health, Inc., a Delaware corporation (the “Company”), we are transmitting this letter in response to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by letter dated April 21, 2015 with respect to the Company’s Registration Statement on Form S-1 (the “Registration Statement”). This letter is being submitted together with Amendment No. 3 (“Amendment No. 3”) to the Registration Statement, which has been revised to address various of the Staff’s comments. The bold and numbered paragraphs below correspond to the numbered paragraphs in the Staff’s letter and are followed by the Company’s responses. For the Staff’s convenience, we are also sending, by courier, copies of this letter and marked copies of Amendment No. 3 that reflect changes made to the Registration Statement.

Prospectus Summary

Overview, page 1

1.	We note your risk factor disclosure at page 16 that the FDA has requested that you conduct a Phase 2 portion of the Phase 2/3 pivotal clinical trial for SER-109 to evaluate your new formulation of SER-109 before conducting the Phase 3 portion of the trial. We also note your disclosure that the Phase 2 portion will include predefined efficacy and safety objectives that must be met to continue on to the Phase 3 portion of the trial. Please revise your prospectus summary to briefly discuss the FDA’s requirement that you conduct a Phase 2 trial that must meet certain safety and efficacy objectives prior to commencement of the Phase 3 portion. In addition, where you describe the plans for your Phase 2/3 trial elsewhere in the prospectus, please discuss the specific predefined efficacy and safety requirements for the Phase 2 portion of the trial.

May 13, 2015

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that, based on further discussions with the FDA, the Company has revised its clinical development plan for SER-109 to include a Phase 2 clinical study, which the Company plans to follow with a Phase 3 clinical trial in 2016. The Company has revised the Registration Statement to reflect this change.

Intellectual Property, page 104

2.	We note your response to our prior comment 3 and you disclosure that SER-109i is, at present, not sufficiently defined to allow the Company to determine whether SER-109i will be covered by any members of the Company’s existing patent portfolio. Please revise your intellectual property disclosure to reflect this uncertainty concerning the patent protection for SER-109i.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that SER-287, formerly named SER-109i, has been sufficiently defined to allow the Company to determine which members of the Company’s patent portfolio will cover SER-287. The Company has revised the disclosure on pages 106 and 107 accordingly.

If you have any questions regarding the foregoing responses or the enclosed Amendment No. 3, please do not hesitate to contact me by telephone at (617) 948-6060.

Very truly yours,

/s/ Peter N. Handrinos

Peter N. Handrinos

of LATHAM & WATKINS LLP

cc:	Roger J. Pomerantz, M.D., Seres Health, Inc.